Long-Term Debt - Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total principal	$ 942,974	$ 963,247
Less: unamortized discount and debt issuance costs	(9,157)	(10,945)
Total debt	933,817	952,302
Less: current portion	(155,089)	(166,745)
Non-current portion of long-term debt	778,728	785,557
Term Loans
Debt Instrument [Line Items]
Total principal	373,832	423,512
Revolving Credit Facility
Debt Instrument [Line Items]
Total principal	$ 569,142	$ 539,735